Leases - Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset	$ 12,902	$ 13,448	$ 8,380
Lease liabilities [abstract]
Current	3,765	3,477
Non-current	8,484	10,207
Total lease liabilities	12,249	13,684	$ 8,927
Land building and improvements
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset	10,062	12,087
Plant and production equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset	2,057	843
Vehicles furniture and fixtures
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset	$ 783	$ 518